Offerings	May 14, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	(a) There is being registered hereunder such indeterminate number or amount of securities identified in the table as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder or other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption, settlement or exchange of other securities. (b) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 1(a). One or more subsidiaries of Helmerich & Payne, Inc., including Helmerich & Payne International Drilling Co., may fully and unconditionally guarantee any series of debt securities of Helmerich & Payne, Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of the debt securities being registered.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Helmerich & Payne International Drilling Co. Debt Securities
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Helmerich & Payne International Drilling Co. Guarantees
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See offering note 1(a). Helmerich & Payne, Inc. may fully and unconditionally guarantee any series of debt securities of Helmerich & Payne International Drilling Co. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of the debt securities being registered.